UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2012

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
				    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management, LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Casey McCandless
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 		Date of Signing:
Casey McCandless	Memphis, Tennessee	02/05/2013

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 1
Form 13F Information Table Entry Total:35
Form 13F Information Table Value Total:	57881

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.
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

FORM 13F INFORMATION TABLE VOTING AUTHORITY

NAME OF ISSUER TITLE OF CLASS CUSIP VALUE (x$1000) SHARES/PRN AMT
SH/PRN PUT/CALL INVSTMT DSCRETN OTHER MNGRS SOLE SHARED NONE

Benda Pharmaceuticals Inc Common 08165P108 223 22337998 SH Sole 22337998 0

Chevrontexaco Corp Common 166764100 260 2400 SH Sole 2400 0

China Housing and Land Develop Common 16939V103 1201 921270 SH Other 01 0
921270

China Housing and Land Develop Common 16939V103 6077 4660575 SH Sole 4660575 0

China Pharma Hldgs Inc Com Common 16941T104 89 439145 SH Other 01 0 439145

China Pharma Hldgs Inc Com Common 16941T104 361 1785686 SH Sole 1785686 0

China Ritar Power Corp Common 169423100 285 677949 SH Other 01 0 677949

China Ritar Power Corp Common 169423100 3181 7573301 SH Sole 7573301 0

China Sky One Med Inc Com Common 16941P102 228 1164422 SH Sole 1164422 0

China Yida Hldg Co Com New Common 16945D204 195 60595 SH Other 01 0 60595

China Yida Hldg Co Com New Common 16945D204 2764 861040 SH Sole 861040 0

Conocophillips Nfs Llc Is Common 20825C104 2450 42253.566 SH Other 01 0 42254

Conocophillips Nfs Llc Is Common 20825C104 10982 189384.319 SH Sole 189384 0

Exxon Mobil Corporation Common 30231G102 303 3500 SH Sole 3,500 0

Jiangbo Pharmaceuticals Inc Common 47737R101 37 744696 SH Sole 744696 0

Liandi Clean Technology Inc Co Common 52989W105 2125 2361368 SH Sole 2361368 0

Murphy Oil Corp Common 626717102 476 8000 SH Sole 8000 0

Shengtai Pharmaceutical Inc Common 823214200 2590 1773829 SH Sole 1773829 0

Tianyin Pharmaceutical Co Inc Common 88630M104 235 391840 SH Other 01 0 391840

Tianyin Pharmaceutical Co Inc Common 88630M104 2828 4713325 SH Sole 4713325 0

Total Fina SA ADR Common 89151E109 3053 58700 SH Other 01 0 58700

Total Fina SA ADR Common 89151E109 17938 344898.874 SH Sole 344899 0

         57881